EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			$ 999	$ 2,387
Distributions to specified holders	$ 313	$ 315	$ 624	$ 635
Distributions per unit (in dollars per share)	$ 0.3325	$ 0.330	$ 0.6650	$ 0.660
Limited partnership units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners	$ 145	$ 140	$ 291	$ 281
Non-controlling interests | Redeemable/Exchangeable Partnership Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			290	289
Distributions to specified holders	145	144	287	286
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	1	1	3	3
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	1	1	2	2
Non-controlling interests | FV LTIP units of the Operating Partnership
Schedule of Partnership Units [Line Items]
Distributions to specified holders	1	0	1	0
Non-controlling interests | BPYU Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			40	63
Distributions to specified holders	$ 20	$ 29	$ 40	$ 63